Statements of stockholders' deficit - USD ($) $ in Thousands	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]
Beginning balance at Dec. 31, 2013	$ (10,738)	$ 2	$ 796	$ (11,535)
Beginning balance, shares at Dec. 31, 2013		1,583,144
Exercise of stock options	$ 5		5
Exercise of stock options, shares	24,803	24,803
Vesting of restricted stock	$ 6		6
Vesting of restricted stock, shares		208,520
Issuance of warrants to purchase common stock	1,506		1,506
Accretion of stock issuance costs	(231)		(231)
Share-based compensation expense	427		427
Net loss	(10,189)			(10,189)
Ending balance at Dec. 31, 2014	(19,213)	$ 2	2,509	(21,724)
Ending balance, shares at Dec. 31, 2014		1,816,467
Exercise of stock options	$ 14		$ 14
Exercise of stock options, shares	50,980	50,980
Exercise of Series B common stock warrants	(1,000)	1,000	(2,000)
Exercise of Series B common stock warrants , shares		777,612
Vesting of restricted stock, shares		14,203
Accretion of stock issuance costs	$ (525)		$ (525)
Share-based compensation expense	705		705
Net loss	(17,639)			(17,639)
Ending balance at Dec. 31, 2015	$ (36,659)	$ 3	$ 2,701	$ (39,363)
Ending balance, shares at Dec. 31, 2015		2,659,262
Exercise of stock options, shares	1,326
Issuance of warrants to purchase common stock	$ 308
Net loss	(16,196)
Ending balance at Sep. 30, 2016	$ 46,938